Property and Equipment - Schedule of property and equipment (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Property, Plant and Equipment [Line Items]
Computer software	$ 791	$ 810
Buildings	644	636
Leasehold improvements	479	495
Equipment	175	177
Furniture and fixtures	139	141
Land	96	96
Capital in progress	39	17
Total property plant and equipment, gross	2,363	2,372
Less accumulated depreciation and amortization	(1,402)	(1,363)
Total property and equipment, net	$ 961	$ 1,009
Minimum
Property, Plant and Equipment [Line Items]
Life in years	2 years
Maximum
Property, Plant and Equipment [Line Items]
Life in years	30 years
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Life in years	2 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Life in years	6 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Life in years	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Life in years	30 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Life in years	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Life in years	16 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Life in years	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Life in years	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Life in years	5 years